Cover	May 06, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 06, 2021
Entity Registrant Name	TrueCar, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36449
Entity Tax Identification Number	04-3807511
Entity Address, Address Line One	120 Broadway
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Santa Monica
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90401
City Area Code	800
Local Phone Number	200-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TRUE
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001327318
Amendment Flag	false